SCHEDULE OF INVESTMENT IN OTHER COMPANY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment In Other Company
Beginning balance	$ 224
Issuance of shares as investment in Equity Securities		224
Cash investment	231
Ending balance	$ 455	$ 224